Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2013
Registrant Name	FORUM FUNDS
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Mar. 02, 2015
Document Effective Date	Mar. 02, 2015
Prospectus Date	May 01, 2014